Schedule of Assumptions Used to Calculate Fair Value of Warrant Liability (Detail)	Mar. 31, 2023 USD ($) yr	Jun. 30, 2022 USD ($) yr	Jun. 30, 2021 USD ($) yr
Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.6	2.8	0.2
Expected life years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	0.1	0.9	1.9
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	91.5	139.4	88.5
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Black-Scholes Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $	0	0.1	27.8
Black-Scholes Fair Value | Previously Reported [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		2